Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			12 Months Ended
	Dec. 22, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Sublease expires, description			The sublease expires in November 2022.			The sublease expires in November 2022.
Borrowing rate							10.00%
Right of use asset			$ 269,054			$ 269,054
Lease costs of amount				$ 37,582	$ 37,910		$ 150,851	$ 111,689
Base rent				21,921	21,234		86,997	63,705
Other expenses				$ 15,661	$ 16,676		$ 63,854	$ 47,984
Purchase price	$ 1,255,000
Covid-19, description		The extent to which the COVID-19 pandemic will impact our operations, ability to obtain financing or future financial results is uncertain at this time. Due to the effects of COVID-19, the Company took steps to streamline certain expenses, such as temporarily cutting certain executive compensation packages by approximately 20%
Maximum
Lease payments per month			7,535			7,535
Minimum
Lease payments per month			$ 7,078			$ 7,307